Marketable Securities - InterCure Ltd (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total marketable securities	$ 2,273	$ 2,847
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Total marketable securities	$ 2,273	$ 2,847